Operating Expenses - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other General And Administrative Expenses [abstract]
Employee expenses	€ 3,312	€ 2,630	€ 2,486
Share-based payments	2,331	1,707	2,847
Rent	1,097	1,053	791
Communication & Marketing	676	761	728
Consulting fees	2,192	2,227	2,029
Travel & Living	253	211	450
Post employment benefits	(3)		(24)
Depreciation	267	229	173
Other	263	490	265
Total General and administration	€ 10,387	€ 9,308	€ 9,745